SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through May 3, 2024 the date that the consolidated financial statements were available for issuance.

On February 5, 2024, the Company amended its MAA to effect a ten for one reverse stock split. All ordinary shares and per ordinary share information in these consolidated financial statement has been retroactively adjusted to reflect this reverse stock split. All classes of preferred shares were not subject to this reverse stock split prior to conversion to ordinary shares. The ordinary shares to which the preferred shares are convertible to, are adjusted accordingly upon conversion of the preferred shares.

The Company is authorized under the MAA as amended, to issue an unlimited number of shares divided as follows:

	Number of Shares	Par Value Per Share
Ordinary Shares	Unlimited	$1.10
Series Seed Preferred Shares	25,000	$0.0001
Series A1A Preferred Shares	10,000,000	$0.0001
Series A2 Preferred Shares	3,000,000	$0.0001
Series A4 Preferred Shares	Unlimited	$0.0001
Series B Preferred Shares	21,000,000	$0.0001
Blank Check Preferred Shares	Unlimited	None

On March 11, 2024, the Company entered into a Term Note Purchase Agreement with Freight Opportunities LLC pursuant to provide the Company with a term loan of $750,000. The term loan is for a period of one (1) year and accrues interest at eight percent (8%) per annum, which is reset daily.